STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY (PARENTHETICAL) (USD $)	6 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2011
Statement Of Stockholders Equity [Abstract]
Fair value of ordinary shares issued to initial shareholder	$ 0.040
No. of ordinary shares subject to possible redemption	1,683,000	92,987
No. of private placement warrants sold	2,000,000